Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Condensed Statements Of Operations And Comprehensive Income (Loss) [Abstract]
Revenues		$ 448,196	$ 628,591	$ 679,777
Cost of revenues		(67,041)	(157,763)	(121,627)
Gross profit		381,155	470,828	558,150
Operating expenses
Selling and marketing		(307,534)	(268,135)	(294,856)
General and administrative		(750,563)	(424,899)	(162,056)
Research and development		(93,324)	(84,474)	(73,717)
Total operating expenses		(1,151,421)	(777,508)	(530,629)
Income (loss) from operations		(770,266)	(306,680)	27,521
Other Income, net
Government subsidy		108,309	48,168	47,008
Other (expense) income, net		23,198	(1,996)	(3,502)
Total Other income, net		131,507	46,172	43,506
Income (loss) before income taxes		(638,759)	(260,508)	71,027
Income tax benefit (expense)		(21,829)	19,291	12,953
Net income (loss)		(660,588)	(241,217)	83,980
Foreign currency translation adjustments, net of nil tax		(5,116)	(9,961)	(83,556)
Total comprehensive income (loss)		$ (665,704)	$ (251,178)	$ 424
Calculation:
*Weighted average number of ordinary shares used in per share calculation: (in Shares)	[1]	12,721,233	12,000,000	12,000,000
Net income (loss) per ordinary share – Basic (in Dollars per share)		$ (0.052)	$ (0.02)	$ 0.007
Net income (loss) per ordinary share – Diluted (in Dollars per share)		$ (0.052)	$ (0.02)	$ 0.007

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023.